Related Party Disclosures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Other Liabilities, Current	$ 3,789,859	$ 0
Proceeds from (Repayments of) Related Party Debt	$ 3,789,859